Income Taxes	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income Taxes
14	INCOME TAXES

Cayman Islands
Under the current tax laws of the Cayman Islands, the Company is not subject to tax on income or capital gains. Besides, upon payment of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.
United States
As a result of the United States tax law amendments, the federal statutory income tax rate for the subsidiary in the US was 21% for the year ended December 31, 2023. Burning Rock Dx LLC operated its business in the states of California, Maryland, New Jersey and Colorado, and was also subject to state income tax at rates of approximately 8.84%, 8.25%, 9% and 4.4%, respectively, for the year ended December 31, 2023.
Hong Kong
BR Hong Kong Limited is incorporated in Hong Kong and is subject to Hong Kong profits tax of 16.5%
on its activities conducted in Hong Kong.
PRC
The Company’ subsidiaries, VIE and subsidiaries of the VIE domiciled in the PRC are subject to the statutory rate of 25%, in accordance with the Enterprise Income Tax law (the ‘‘EIT Law’’), which was effective since January 1, 2008 except for the following entity which is eligible for a preferential tax rate.
Guangzhou Burning Rock Dx Co., Ltd. was recognized as a qualified HNTE under the EIT Law by the relevant government authorities in December 2022 and is subject to a preferential rate of 15% for three years from 2022 to 2024.
Dividends, interests, rent or royalties payable by the Company’s PRC subsidiaries, to non-PRC resident enterprises, and proceeds from any such non-resident enterprise investor’s disposition of assets (after deducting the net value of such assets) shall be subject to 10% withholding tax, unless the respective non-PRC resident enterprise’s jurisdiction of incorporation has a tax treaty or arrangements with China that provides for a reduced withholding tax rate or an exemption from withholding tax.
The Group’s loss before income tax consists of:

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
PRC	(704,003)	(892,612)	(604,997)	(85,211)
Non-PRC	(91,795)	(76,636)	(46,304)	(6,522)

Total loss before income tax	(795,798)	(969,248)	(651,301)	(91,734)

The current and deferred components of the income tax expenses are as follows:

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
Current income tax expenses	899	1,985	2,388	336
Deferred income tax expenses	—	—	—	—
Total income tax expenses	899	1,985	2,388	336
Reconciliation
 between the income tax expenses computed by applying the statutory tax rate to loss before income tax and the actual provision for income tax is as follows:

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
Loss before income tax	(795,798)	(969,248)	(651,301)	(91,734)
PRC statutory income tax rate	25%	25%	25%	25%
Income tax at statutory tax rate	(198,950)	(242,312)	(162,825)	(22,933)
Effect of different tax rates	(10,702)	3,391	(439)	(62)
Effect of PRC preferential tax rates	24,598	1,102	10,258	1,445
Research and development super-deduction	(9,897)	(13,376)	(21,812)	(3,072)
Non-deductible expenses	84,029	66,254	69,646	9,809
Non-taxable income	(872)	(575)	(1,807)	(255)
Expiration of tax attributes	—	6,540	12,421	1,749
Deferred only adjustment	—	—	(3,083)	(434)
TP adjustment	—	7,342	12,011	1,692
Interest and penalty	—	—	219	31
Tax rate change	—	1,102	(13,453)	(1,895)
Provision to return	—	(120)	2,722	383
Changes in valuation allowance	112,693	172,637	98,530	13,878

Income tax expenses	899	1,985	2,388	336

The principal components of the deferred tax assets and liabilities are as follows:

	A s of December 31,
	2022	2023
	RMB	RMB	US$
Deferred tax assets:
Accruals and reserves	28,725	34,972	4,926
Net operating loss carried forward	182,191	217,850	30,684
Government grants	99	—	—
Depreciation and amortization	4,160	476	67
Excessive education fee	593	556	78
Capitalized research and development expense	5,581	20,513	2,889
Research and development expense recognition	215,026	258,008	36,340
Deferred revenue recognition	1,161	775	109
Excessive donation expense carried forward	2,533	1,881	265
Operating lease liabilities	10,405	3,113	438

Gross deferred tax assets	450,474	538,144	75,796

Less: Valuation allowance	(436,833)	(535,363)	(75,404)

Total deferred tax assets	13,641	2,781	392

Deferred tax liabilities:
Operating right - of - use assets	(13,075)	(2,781)	(392)
Depreciation and amortization	(566)	—	—

Total deferred tax liabilities	(13,641)	(2,781)	(392)

Net deferred tax assets	—	—	—

The Company operates through its subsidiaries, VIE and subsidiaries of the VIE and valuation allowance is considered on an individual entity basis. The Company recorded full valuation allowance against deferred tax assets of those entities that were in a three-year cumulative financial loss and are not forecasting profits in the near future as of December 31, 2022 and 2023. In making such determination, the Company also evaluated a variety of factors including the Company’s operating history, accumulated deficit, existence of taxable temporary differences and reversal periods.
As of December 31, 2022 and 2023, the Group had net operating losses of RMB706,384 and RMB870,943 (US$122,670), respectively, from its
 PRC
subsidiaries and US subsidiary.

The tax losses in the PRC can be carried forward for five years to offset future taxable income
, and the period
i
s extended to ten years for
entities that qualify as a HNTE. The Company’s net operating losses from PRC subsidiaries are estimated to expire beginning
2024, and the net operating losses from United States subsidiary can be carried forward with no expiration date.

As of December 31, 2023, the Company intends to permanently reinvest the undistributed earnings from foreign subsidiaries to fund future operations. As of December 31, 2023, the total amount of undistributed earnings from its PRC subsidiaries as well as VIE is RMB nil. The total undistributed earnings of the Company’s Hong Kong subsidiary
is
RMB30,867 (US$4,348)
.

The amount of unrecognized deferred tax liabilities for temporary differences related to investments in foreign subsidiaries
is not determined because such a determination is not practicable
.
Unrecognized tax benefits
As of December 31, 2022 and 2023, the
Company recorded an
unrecognized tax benefits of
RMB7,342 and RMB19,353 (US$2,726), respectively, of which
RMB1,901 and RMB4,070 (US$573)
a
re presented
on a net basis against the deferred tax assets related to tax loss carry forwards on the consolidated balance sheets. It is possible that the amount of uncertain tax position will change in the next twelve months; however, an estimate of the range of the possible outcomes cannot be made at this moment. As of December 31, 2023, unrecognized tax benefits of RMB19,353 (US$2,726), if ultimately recognized, will impact the effective tax rate. A reconciliation of the beginning and ending amount of unrecognized tax benefit was as follows:

	For the years ended December 31,
	2022	2023
	RMB	RMB	US$
Balance at beginning of the year	—	7,342	1,034
Additions	7,342	12,011	1,692

Balance at end of the year	7,342	19,353	2,726

The Company records interest and penalties as part of its income tax expense. For the year ended December 31, 2023, the Company recorded RMB219 (US$31) of
interest expense in relation to the unrecognized tax benefit into income tax expense. The accumulated interest expense accrued in relation to the unrecognized tax benefit is RMB219 (US$31) as of December 31, 2023.
In general, the PRC tax authorities have up to five years to conduct examinations of the tax filings of the Company’s PRC subsidiaries, the VIE and the VIE’s subsidiaries. Accordingly, the PRC tax filings from 201
8
 through 2023 remain open to examination by the respective tax authorities. The Group may also be subject to examinations of tax filings in other jurisdictions, which are not material to the consolidated financial statements.